                       AIM COMBINATION STOCK & BOND FUNDS

         INVESCO CORE EQUITY FUND - INVESTOR CLASS, CLASS A, B, C AND K INVESCO TOTAL RETURN FUND - INVESTOR CLASS, CLASS A, B, C AND K

                          Supplement dated July 1, 2004
                    to the Prospectus dated November 25, 2003
                   as supplemented December 4, 2003, December 16, 2003, January 16, 2004, March 31, 2004, May 17, 2004 and May 18, 2004

This supplement supercedes and replaces in its entirety the supplement dated March 31, 2004.

The following paragraph replaces in its entirety the second paragraph appearing under the heading "FUND PERFORMANCE":

       "The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The returns in the bar charts do not reflect a 12b-1 fee in excess of 0.25%, the sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Investor Class and pre-tax average annual total returns for Class C shares, and with respect to Core Equity Fund, Class K, for various periods ended December 31, 2002 compared to the S&P 500 and/or Custom Total Return, Lehman Government/Credit Bond and Lipper Balanced Fund Indexes. The after-tax returns are shown only for the Investor Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary."

The following table replaces in its entirety the table appearing under the heading "FUND PERFORMANCE":

                                                                                    AVERAGE ANNUAL TOTAL RETURN(4)
                                                                                           AS OF 12/31/02
                                                                        ---------------------------------------------------
                                                                                                              10 YEARS
INVESTOR CLASS                                                          1 YEAR         5 YEARS           OR SINCE INCEPTION
--------------                                                          ------         -------           ------------------
   CORE EQUITY FUND(1,3)

     Return Before Taxes                                               (19.77%)        (1.03%)                 7.18%
     Return After Taxes on Distributions                               (20.11%)        (2.93%)                 4.61%
     Return After Taxes on Distributions
        and Sale of Fund Shares                                        (12.11%)        (0.92%)                 5.18%
   S&P 500 Index(5,10)
     (reflects no deduction for fees, expenses, or taxes)              (22.09%)        (0.58%)                 9.35%

  TOTAL RETURN FUND(1,3)

     Return Before Taxes                                               (12.45%)        (1.30%)                 6.97%
     Return After Taxes on Distributions                               (13.63%)        (2.82%)                 5.31%
     Return After Taxes on Distributions
        and Sale of Fund Shares                                         (7.25%)        (1.41%)                 5.15%
   S&P 500 Index(5,10)
     (reflects no deduction for fees, expenses, or taxes)              (22.09%)        (0.58%)                 9.35%
   Custom Total Return Index(6,7,10)
     (reflects no deduction for fees, expenses, or taxes)               (9.82%)         3.10%                  8.93%
   Lehman Government/Credit Bond Index(6,8,10)
     (reflects no deduction for fees, expenses, or taxes)               11.04%          7.62%                  7.61%
   Lipper Balanced Fund Index(6,9,10)
     (reflects no deduction for fees, expenses, or taxes)              (10.69%)         2.10%                  7.53%

                                                                                    AVERAGE ANNUAL TOTAL RETURN(4)
                                                                                           AS OF 12/31/02

                                                                                                             10 YEARS
                                                                        1 YEAR         5 YEARS           OR SINCE INCEPTION
                                                                        ------         -------           ------------------

CLASS C - RETURN BEFORE TAXES (Including CDSC)
  CORE EQUITY FUND(1,11)                                               (21.31%)          N/A                 (9.33%)(12)
  S&P 500 Index(5,10)                                                  (22.09%)          N/A                (13.41%)(12)

   TOTAL RETURN (11)                                                   (14.36%)          N/A                 (5.34%)(12)
   S&P 500 Index(5,10)                                                 (22.09%)          N/A                (13.41%)(12)
   Custom Total Return Index(6,7,10)                                    (9.82%)          N/A                 (3.99%)(12)
   Lehman Government/Credit Bond Index(6,8,10)                          11.04%           N/A                  10.78%(12)
   Lipper Balanced Fund Index(6,9,10)                                  (10.69%)          N/A                 (3.27%)(12)

CLASS K - RETURN BEFORE TAXES
   CORE EQUITY FUND(1,13)                                              (20.21%)          N/A                (16.46%)(14)
   S&P 500 Index(5,10)                                                 (22.09%)          N/A                (16.32%)(14)


1 Total return figures include reinvested dividends and capital gain distributions and the effect of each class's expenses. 2 The year-by-year returns are for Investor Class only and do not include the effect of a 12b-1 fee in excess of 0.25%, Class A's front-end sales charge, Class B's or Class C's CDSC, or other expenses specific to the other classes. If the effect of the other classes' total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B and Class C were reflected, returns would be lower than those shown.

3 Return before taxes for Investor Class shares of Core Equity and Total Return Funds year-to-date as of the calendar quarter ended September 30, 2003 were 12.37% and 8.90%, respectively. 4 The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes' total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B were reflected, returns for those classes would be lower than those shown.

5 The S&P 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. 6 The Total Return Fund has also included the Custom Total Return Index. In conjunction with the transfer of management to the current team on July 1, 2003, the Total Return Fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its style-specific index rather than the Lehman Government/Credit Bond Index for the fixed income portion of the portfolio. Currently, the fixed income portion of the Total Return Fund invests in a diversified portfolio of investment-grade securities designed to provide stability of principal and income. The benchmark that best serves as a proxy for these types of investments would be the Lehman Brothers U.S. Aggregate Bond Index. In addition, the Lipper Balanced Fund Index (which may or may not include the Total Return Fund) is included for comparison to a peer group.

7 The Custom Total Return Index is an index created by A I M Advisors, Inc. to benchmark the Total Return Fund. The index consists of 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

8 The Lehman Government/Credit Bond Index is an unmanaged index indicative of the broad domestic fixed-income market. 9 The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Balanced category. These funds invest to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically the stock/bond ratio is approximately 60/40.

10 Please keep in mind that the Indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.

11 Return before taxes, including CDSC, for Class C shares of Core Equity and Total Return Funds year-to-date as of the calendar quarter ended September 30, 2003 were 10.39% and 7.27%, respectively. 12 Since inception of Class C shares on February 14, 2000. Index comparison begins on January 31, 2000. 13 Return before taxes for Class K shares of Core Equity Fund year-to-date as of the calendar quarter ended September 30, 2003 was 11.38%.

14 Since inception of Class K shares on December 13, 2000. Index comparison begins on November 30, 2000."

The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

         "FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C or Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

       SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                        INVESTOR
                                                          CLASS       CLASS A     CLASS B     CLASS C      CLASS K
                                                        --------      -------     -------     -------      -------
       Maximum Front-End Sales Charge on purchases        None         5.50%        None        None         None
           as a percentage of offering price
       Maximum Contingent Deferred Sales Charge
           (CDSC) as a percentage of the lower of
           the total original cost or current market      None         None(1)      5.00%(2)    1.00%(2)     None
           value of the shares
       Maximum Sales Charge on reinvested                 None         None         None        None         None
           dividends/distributions


       ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3,4)

       CORE EQUITY FUND                                 INVESTOR
                                                          CLASS       CLASS A     CLASS B     CLASS C      CLASS K
                                                        --------      -------     -------     -------      -------
       Management Fees                                    0.51%        0.51%       0.51%       0.51%        0.51%
       Distribution and Service (12b-1) Fees(5)           0.25%        0.35%       1.00%       1.00%        0.45%
       Other Expenses                                     0.29%        0.29%       0.29%       0.29%        0.29%
                                                          ----         ----        ----        ----         ----
       Total Annual Fund Operating Expenses(6,7,8)        1.05%        1.15%       1.80%       1.80%        1.25%
                                                          ====         ====        ====        ====         ====


       TOTAL RETURN FUND                                INVESTOR
                                                          CLASS       CLASS A     CLASS B     CLASS C      CLASS K
       Management Fees                                    0.63%        0.63%       0.63%       0.63%        0.63%
       Distribution and Service (12b-1) Fees (5)          0.25%        0.35%       1.00%       1.00%        0.45%
       Other Expenses(9)                                  0.47%        0.47%       0.47%       0.47%        0.47%
                                                          ----         ----        ----        ----         ----
       Total Annual Fund Operating Expenses(6,7,8)        1.35%        1.45%       2.10%       2.10%        1.55%
                                                          ====         ====        ====        ====         ====

      1 If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

      2 A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

      3 There is no guarantee that actual expenses will be the same as those shown in the table.

      4 The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses for Core Equity Fund have been restated to reflect this change. Expenses for Total Return Fund have been restated to reflect this change, as well as a merger that occurred on November 3, 2003.

      5 Because each class pays a 12b-1 distribution and service fee which is based upon each class' assets, if you own shares of a Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

      6 The Fund's Advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through May 31, 2005.

      7 The Fund's Advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) as follows: (i) INVESCO Core Equity Fund's Class A and Class B shares to 1.50% and 2.15%, respectively; and (ii) INVESCO Total Return Fund's Investor Class, Class A, Class B and Class C shares to 1.24%, 1.34%, 1.99% and 1.99%, respectively. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

      8 Total Annual Fund Operating Expenses have been annualized for the period June 1, 2003 through August 31, 2003, the Funds' new year end.

      9 Other Expenses for Class K shares is based on estimated average net assets for the current fiscal year.

      EXPENSE EXAMPLE

      The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and Class K shares of the Funds to the cost of investing in other mutual funds.

      The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:


     CORE EQUITY FUND                                     1 YEAR       3 YEARS        5 YEARS       10 YEARS
           Investor Class                                  $107          $334            $579        $1,283
           Class A(1)                                      $661          $895          $1,148        $1,871
           Class B - With Redemption(1)                    $683          $866          $1,175        $1,945(2)
           Class B - Without Redemption                    $183          $566            $975        $1,945(2)
           Class C - With Redemption(1)                    $283          $566            $975        $2,116
           Class C - Without Redemption                    $183          $566            $975        $2,116
           Class K                                         $127          $397            $686        $1,511

     TOTAL RETURN FUND
           Investor Class                                  $137          $428            $739        $1,624
           Class A(1)                                      $689          $983          $1,299        $2,190
           Class B - With Redemption(1)                    $713          $958          $1,329        $2,265(2)
           Class B - Without Redemption                    $213          $658          $1,129        $2,265(2)
           Class C - With Redemption(1)                    $313          $658          $1,129        $2,431
           Class C - Without Redemption                    $213          $658          $1,129        $2,431
           Class K                                         $158          $490            $845        $1,845


      1 Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

      2 Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares"."


The following replaces in its entirety the information appearing under the heading "HOW TO BUY SHARES - DISTRIBUTION EXPENSES" on page 21 of the prospectus:

         "DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to ADI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

         Under the 12b-1 Plans for Class A, Class B, Class C and Class K shares, payments are limited to an amount computed at each class' applicable 12b-1 fee. If expenses incurred pursuant to these 12b-1 Plans exceed these computed amounts, under these 12b-1 Plans ADI pays the difference. Conversely, if expenses incurred pursuant to these 12b-1 Plans are less than these computed amounts, under these 12b-1 Plans ADI retains the difference.

         Under the 12b-1 Plan for Investor Class shares, payments are limited to the amount necessary to reimburse ADI for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. If the actual allocated share of expenses incurred pursuant to this 12b-1 Plan for the period exceed the 0.25% annual cap, under this 12b-1 Plan ADI pays the difference. If the actual allocated share of expenses incurred pursuant to this 12b-1 Plan for the period are less than the 0.25% annual cap, under this 12b-1 Plan ADI is entitled to be reimbursed only for its actual allocated share of expenses."

                       AIM COMBINATION STOCK & BOND FUNDS

                INVESCO TOTAL RETURN FUND - INSTITUTIONAL CLASS

                         Supplement dated July 1, 2004
                   to the Prospectus dated November 25, 2003 as supplemented December 4, 2003, December 16, 2003, January 16, 2004,
                 March 31, 2004, May 17, 2004 and May 18, 2004


This supplement supersedes and replaces in its entirety the supplement dated March 31, 2004.

The following paragraph replaces in its entirety the first paragraph appearing under the heading "FUND PERFORMANCE":

         "Since the Fund's Institutional Class shares commenced investment operations on November 3, 2003, the bar chart below shows the Fund's Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. Investor Class shares are not offered in this Prospectus. Investor Class and Institutional Class returns would be similar because both classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the bar chart reflects an asset based sales charge in excess of 0.25% of net assets that is not applicable to the Institutional Class. The table below shows pre-tax and after-tax average annual total returns for the period ended December 31, 2002 for the Fund's Investor Class shares compared to the S&P 500, Custom Total Return, Lehman Government/Credit Bond and Lipper Balanced Fund Indexes."

The following table replaces in its entirety the table appearing under the heading "FUND PERFORMANCE":

"                                                                                   AVERAGE ANNUAL TOTAL RETURN
                                                                                          AS OF 12/31/02


                                                                           1 YEAR         5 YEARS            10 YEARS
                                                                           ------         -------            --------

  TOTAL RETURN FUND - INVESTOR CLASS(1,2,3)

     Return Before Taxes                                                  (12.45%)         (1.30%)             6.97%
     Return After Taxes on Distributions                                  (13.63%)         (2.82%)             5.31%
     Return After Taxes on Distributions
        and Sale of Fund Shares                                            (7.25%)         (1.41%)             5.15%
   S&P 500 Index(4,9)
     (reflects no deduction for fees, expenses, or taxes)                 (22.09%)         (0.58%)             9.35%
   Custom Total Return Index (5,6,9)
     (reflects no deduction for fees, expenses, or taxes)                  (9.82%)          3.10%              8.93%
   Lehman Government/Credit Bond Index(5,7,9)
     (reflects no deduction for fees, expenses, or taxes)                  11.04%           7.62%              7.61%
   Lipper Balanced Fund Index(5,8,9)
     (reflects no deduction for fees, expenses, or taxes)                 (10.69%)          2.10%              7.53%

1 Total return figures include reinvested dividends and capital gain distributions and the effect of the Investor Class expenses.

2 The total returns are for Investor Class shares that are not offered in this Prospectus. Total returns of Investor Class shares will differ only to the extent that the classes do not have the same expenses.

3 Return before taxes for Investor Class shares of the Fund year-to-date as of the calendar quarter ended September 30, 2003 was 8.90%.

4 The S&P 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.

5 The Fund has also included the Custom Total Return Index. In conjunction with the transfer of management to the current team on July 1, 2003, the Total Return Fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its style-specific index rather than the Lehman Government/Credit Bond Index for the fixed income portion of the portfolio. Currently, the fixed income portion of the Total Return Fund invests in a diversified portfolio of investment-grade securities designed to provide stability of principal and income. The benchmark that best serves as a proxy for these types of investments would be the Lehman Brothers U.S. Aggregate Bond Index. In addition, the Lipper Balanced Fund Index (which may or may not include the Total Return Fund) is included for comparison to a peer group.

6 The Custom Total Return Index is an index created by A I M Advisors, Inc. to benchmark the Total Return Fund. The index consists of 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

7 The Lehman Government/Credit Bond Index is an unmanaged index indicative of the broad domestic fixed-income market.

8 The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Balanced category. These funds invest to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically the stock/bond ratio is approximately 60/40.

9 Please keep in mind that the Indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns."

The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

      "FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

      SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

      You pay no fees to purchase Institutional Class shares of the Fund or AIM, to exchange to another INVESCO or AIM Fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(1,2)

      Management Fees                                    0.63%
      Distribution and Service (12b-1) Fees              None
      Other Expenses(3)                                  0.27%
                                                        -----
      Total Annual Fund Operating Expenses(3)            0.90%
                                                        =====


      1 There is no guarantee that actual expenses will be the same as those shown in the table.

      2 The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses have been restated to reflect this change, as well as a merger that occurred on November 3, 2003.

      3 The Fund's Advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.79% on Institutional Class shares. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes;
         (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. This expense limitation agreement may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

      EXPENSE EXAMPLE

      The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

      The Example assumes that you invested $10,000 in Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:


               1 YEAR             3 YEARS            5 YEARS          10 YEARS
               ------             -------            -------          --------
                 $92                $287              $498             $1,108"

                       AIM COMBINATION STOCK & BOND FUNDS

                            INVESCO CORE EQUITY FUND
                            INVESCO TOTAL RETURN FUND

                          Supplement dated July 1, 2004
       to the Statement of Additional Information dated November 25, 2003 as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
                 March 19, 2004, April 6, 2004 and May 18, 2004



The following replaces in its entirety the information appearing in the second paragraph under the heading "DISTRIBUTOR - INVESTOR CLASS" on page 62 of the Statement of Additional Information:

      "INVESTOR CLASS. The Trust has adopted an Amended and Restated Master Distribution Plan - Investor Class pursuant to Rule 12b-1 under the 1940 Act relating to the Investor Class shares of the Funds (the "Investor Class Plan"). Under the Investor Class Plan, Investor Class shares of the Funds pay ADI an amount necessary to reimburse ADI for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% per annum of the average daily net assets attributable to Investor Class shares. These payments permit ADI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to reimburse ADI for permissible activities engaged in and services provided."

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